Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Consolidated Balance Sheets
Accounts receivable, allowances for doubtful accounts and billing adjustments	$ 6,000	$ 5,900
Other intangible assets, accumulated amortization	802,024	600,888
Intangible assets - computer software, accumulated amortization	893,421	849,283
Property and equipment, accumulated depreciation and amortization	$ 522,748	$ 521,084
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, authorized (in shares)	600,000,000	600,000,000
Common stock, issued (in shares)	202,765,000	202,765,000
Common stock, outstanding (in shares)	180,586,000	180,903,000
Treasury stock (in shares)	22,179,000	21,862,000